Document and Entity Information Document	Sep. 13, 2022
Entity Information [Line Items]
Entity Central Index Key	0001423689
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
City Area Code	301
Local Phone Number	968-9300
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34057
Document Type	8-K
Document Period End Date	Sep. 13, 2022
Entity Registrant Name	AGNC INVESTMENT CORP.
Entity Tax Identification Number	26-1701984
Entity Address, Address Line One	2 Bethesda Metro Center, 12th Floor
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AGNC
Security Exchange Name	NASDAQ
Depository shares each representing a 1/1,000th interest in a share of 7.000% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary shares of 7.000% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	AGNCN
Security Exchange Name	NASDAQ
Depository shares each representing a 1/1,000th interest in a share of 6.875% Series D Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary shares of 6.875% Series D Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	AGNCM
Security Exchange Name	NASDAQ
Depository shares each representing a 1/1000th interest in a share of 6.500% Series E Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary shares of 6.50% Series E Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	AGNCO
Security Exchange Name	NASDAQ
Depositary shares each representing a 1/1000th interest in a share of 6.125% Series F Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary shares of 6.125% Series F Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	AGNCP
Security Exchange Name	NASDAQ
Depositary shares each representing a 1/1000th interest in a share of 7.75% Series G Fixed Rate Reset Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary shares of 7.75% Series G Fixed-Rate Reset Cumulative Redeemable Preferred Stock
Trading Symbol	AGNCL
Security Exchange Name	NASDAQ